Average Annual Total Returns - Administrative Class - PIMCO Emerging Markets Bond Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 10 Years
Total	6.71%	7.75%	5.33%	5.88%	6.84%	5.97%